Portfolio of Investments (unaudited)
As of July 31, 2024
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS—125.1%
AUSTRALIA—6.2%
Diversified REITs—1.9%
GPT Group, REIT	750,973	$ 2,287,478
Mirvac Group, REIT	3,036,278	4,275,101
		6,562,579
Industrial REITs—2.9%
Goodman Group, REIT	437,892	10,109,212
Retail REITs—1.4%
Scentre Group, REIT	2,138,073	4,875,721
Total Australia		21,547,512
BELGIUM—1.5%
Health Care REITs—0.7%
Aedifica SA, REIT	38,002	2,415,506
Industrial REITs—0.7%
Warehouses De Pauw CVA, REIT	84,564	2,290,768
Self Storage REITs—0.1%
Shurgard Self Storage Ltd., REIT	9,723	380,136
Total Belgium		5,086,410
CANADA—2.3%
Multi-Family Residential REITs—2.3%
Boardwalk Real Estate Investment Trust, REIT	77,979	4,405,434
Canadian Apartment Properties REIT	103,559	3,600,356
		8,005,790
FRANCE—2.3%
Diversified REITs—0.6%
Covivio SA, REIT	39,045	2,009,927
Office REITs—0.7%
Gecina SA, REIT	22,053	2,186,284
Retail REITs—1.0%
Unibail-Rodamco-Westfield, REIT(a)	47,493	3,551,585
Total France		7,747,796
GERMANY—3.1%
Real Estate Operating Companies—3.1%
TAG Immobilien AG(a)	173,115	2,608,103
Vonovia SE(b)	257,420	7,892,548
		10,500,651
HONG KONG—2.9%
Diversified Real Estate Activities—0.7%
Sun Hung Kai Properties Ltd.	280,500	2,428,716
Real Estate Development—0.4%
CK Asset Holdings Ltd.	416,000	1,589,565
Retail REITs—1.8%
Link REIT	1,448,400	6,110,830
Total Hong Kong		10,129,111
JAPAN—10.6%
Diversified Real Estate Activities—5.1%
Mitsubishi Estate Co. Ltd.	450,400	7,676,585
Mitsui Fudosan Co. Ltd.	953,400	9,877,090
		17,553,675
	Shares	Value

Diversified REITs—1.5%
Canadian Solar Infrastructure Fund, Inc., UNIT	4,282	$ 2,692,597
KDX Realty Investment Corp., REIT	2,530	2,608,367
		5,300,964
Hotel & Resort REITs—1.3%
Invincible Investment Corp., REIT	5,019	2,273,355
Japan Hotel REIT Investment Corp.	4,137	2,113,264
		4,386,619
Industrial REITs—2.1%
GLP J-Reit	4,987	4,369,028
Industrial & Infrastructure Fund Investment Corp., REIT	3,546	2,926,395
		7,295,423
Multi-Family Residential REITs—0.6%
Comforia Residential REIT, Inc.	1,011	2,097,393
Total Japan		36,634,074
MEXICO—3.2%
Industrial REITs—1.8%
Prologis Property Mexico SA de CV, REIT	1,105,834	3,694,225
TF Administradora Industrial S de Real de CV, REIT	1,227,675	2,631,156
		6,325,381
Real Estate Operating Companies—1.4%
Corp. Inmobiliaria Vesta SAB de CV	1,628,170	4,770,640
Total Mexico		11,096,021
NETHERLANDS—1.5%
Real Estate Operating Companies—1.5%
CTP NV(b)(c)	294,769	5,164,348
SINGAPORE—3.3%
Industrial REITs—1.0%
Daiwa House Logistics Trust, REIT	8,433,100	3,541,744
Real Estate Operating Companies—1.0%
Capitaland India Trust, UNIT	4,069,780	3,324,079
Retail REITs—1.3%
CapitaLand Integrated Commercial Trust, REIT	2,861,200	4,469,298
Total Singapore		11,335,121
SWEDEN—1.3%
Real Estate Operating Companies—1.3%
Catena AB	90,513	4,607,852
UNITED KINGDOM—4.5%
Diversified REITs—0.9%
Land Securities Group PLC, REIT(b)	399,472	3,266,646
Industrial REITs—2.3%
Segro PLC, REIT(b)	663,258	7,806,950
Multi-Family Residential REITs—1.3%
UNITE Group PLC, REIT	361,681	4,433,209
Total United Kingdom		15,506,805
UNITED STATES—82.4%
Data Center REITs—12.6%
Digital Realty Trust, Inc., REIT(b)	130,969	19,578,556
Equinix, Inc., REIT(b)	30,442	24,056,486
		43,635,042
Health Care REITs—18.5%
Alexandria Real Estate Equities, Inc., REIT	70,498	8,268,710

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2024
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
American Healthcare REIT, Inc.	327,800	$ 5,225,132
Healthpeak Properties, Inc., REIT	419,073	9,144,173
Omega Healthcare Investors, Inc., REIT(b)	212,488	7,734,563
Ventas, Inc., REIT(b)	164,045	8,930,610
Welltower, Inc., REIT(b)	221,190	24,607,388
		63,910,576
Hotel & Resort REITs—1.8%
Host Hotels & Resorts, Inc., REIT(b)	353,880	6,196,439
Hotels, Resorts & Cruise Lines—0.6%
Marriott International, Inc., Class A	8,560	1,945,688
Industrial REITs—9.9%
Prologis, Inc., REIT(b)	270,499	34,096,399
Multi-Family Residential REITs—9.3%
AvalonBay Communities, Inc., REIT(b)	73,177	14,995,431
Camden Property Trust, REIT	61,335	6,792,851
Essex Property Trust, Inc., REIT	37,121	10,333,002
		32,121,284
Office REITs—1.2%
BXP, Inc., REIT(b)	59,872	4,269,472
Other Specialized REITs—4.4%
Gaming & Leisure Properties, Inc., REIT(b)	97,406	4,889,781
VICI Properties, Inc., REIT(b)	333,113	10,413,113
		15,302,894
Retail REITs—15.0%
Brixmor Property Group, Inc., REIT(b)	155,403	3,958,114
Kimco Realty Corp., REIT	217,405	4,724,211
NNN REIT, Inc.	125,047	5,613,360
Phillips Edison & Co., Inc., REIT	80,806	2,836,290
Realty Income Corp., REIT(b)	251,790	14,460,300
Simon Property Group, Inc., REIT(b)	99,453	15,260,068
SITE Centers Corp., REIT	312,480	4,827,816
		51,680,159
	Shares	Value

Self Storage REITs—7.2%
CubeSmart, REIT	46,864	$ 2,229,789
Extra Space Storage, Inc., REIT	35,686	5,696,199
Public Storage, REIT(b)	57,188	16,923,073
		24,849,061
Single-Family Residential REITs—1.9%
American Homes 4 Rent, Class A, REIT	180,698	6,521,391
Total United States		284,528,405
Total Common Stocks		431,889,896
SHORT-TERM INVESTMENT—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(d)	3,417,225	3,417,225
Total Short-Term Investment		3,417,225
Total Investments (Cost $400,385,362)—126.1%		435,307,121
Liabilities in Excess of Other Assets—(26.1%)		(90,057,867)
Net Assets—100.0%		$345,249,254

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
3

Notes to Portfolio of Investments  (concluded)
July 31, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
4